Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities [abstract]
Trade payables	$ 12,771	$ 6,836
Other payables	19,093	6,044
Income taxes payable	6,055	0
Other accrued liabilities	8,804	5,627
Accrued interests on long-term debt	166	265
Accounts payable and accrued liabilities	$ 46,889	$ 18,772